Long-Term Debt and Short-Term Borrowings - Long-Term Debt Maturities and Extinguishments, and In-Substance Defeasance (Details) € in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Nov. 30, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	May 31, 2020 EUR (€)	Jun. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)
Debt instrument
Repayment of debt									$ 2,100
Loss on early debt extinguishment			$ 10					$ 10
Debt repurchases			$ 1,000					$ 1,000
Debt assumed									2,573
Acelity
Debt instrument
Debt assumed									$ 2,322
Fixed rate Eurobond due 2021
Debt instrument
Repayment of debt | €	€ 600
Effective Interest Rate							0.00%
Fixed rate medium term note due 2022
Debt instrument
Repayment of debt		$ 450
Interest rate, stated percentage (as a percent)		2.75%
Loss on early debt extinguishment		$ 11					$ 11
Principal amount							$ 600				$ 450
Effective Interest Rate							2.17%				2.75%
Fixed rate medium term note (repaid in 2020)
Debt instrument
Interest rate, stated percentage (as a percent)			3.00%					3.00%
Principal amount			$ 400					$ 400
Fixed rate medium term note (repaid in 2020)
Debt instrument
Interest rate, stated percentage (as a percent)			1.625%					1.625%
Principal amount			$ 600					$ 600
Floating rate Euro medium term note (repaid in 2020)
Debt instrument
Repayment of debt | €					€ 650
Floating rate medium term note (repaid in 2020)
Debt instrument
Repayment of debt				$ 500
Fixed rate medium term notes repaid June 2019
Debt instrument
Repayment of debt						$ 625
Third lien senior secured notes (Third Lien Notes) maturing 2021 | Acelity
Debt instrument
Principal amount										$ 445
Effective Interest Rate										12.50%